Financial Instruments - Summary of Exposure to Currency Risk (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	₨ 295,617	$ 3,898	₨ 225,245
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	583,558	7,692	538,647
Financial liabilities	942,885	12,428	881,593
Currency risk [member] | India, Rupees
Disclosure of detailed information about financial instruments [line items]
Financial assets	391,701	5,163	402,393
Financial liabilities	646,234	8,518	636,589
Currency risk [member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Financial assets	178,857	2,357	128,023
Financial liabilities	264,636	3,488	219,817
Currency risk [member] | Other Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,000	172	8,231
Financial liabilities	₨ 32,015	$ 422	₨ 25,187